Loans and Leases (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 14, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	$ 376,086,000	$ 354,250,000
Impaired Financing Receivable, Average Recorded Investment	3,691,000	5,579,000	$ 3,851,000
Impaired Financing Receivable, Interest Income, Accrual Method	245,000	393,000	197,000
Loans acquired with deteriorated credit quality	624,000	786,000
Loans and Leases Receivable, Related Parties	370,000	63,000	$ 34,000		$ 45,000
Fixed-Rate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	75,723,000	60,131,000
Agriculture (Member)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	39,108,000	34,998,000
Ohio State Bancshares, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired with deteriorated credit quality	$ 624,000	$ 765,000		$ 959,000